Operating leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating leases
Schedule of right of use asset and lease liability

	As of December 31
In thousands of U.S. Dollars	2022	2021
Non-Current Assets
Operating lease, right-of-use asset - Time Charter in Vessels	9,568	—
Operating lease, right-of-use asset - Offices	993	1,232
	10,561	1,232

Lease liabilities - Current portion
Current portion of lease liabilities - Time Charter in Vessels	6,076	—
Current portion of lease liabilities - Offices	282	273
	6,358	273

Lease liabilities - Non-current portion
Non-current portion of lease liabilities - Time Charter in Vessels	3,492	—
Non-current portion of lease liabilities - Offices	477	722
	3,969	722

Total operating lease, right of use assets	10,561	1,232

Total lease liabilities	10,327	995

Schedule of maturity of operating lease liabilities

As of December 31, 2022, the Company had the following maturity of operating lease obligations:

As of
December 31
In thousands of U.S. Dollars	2022
2023	6,626
2024	3,765
2025	237
2026	40
2027	—
Total lease payments	10,668
Less imputed interest	(341)
Present value of lease liabilities	10,327